Premises and Equipment (FY) (Details) - USD ($)	Jun. 30, 2018	Dec. 31, 2017	Dec. 31, 2016
Property, Plant and Equipment [Abstract]
Land and land improvements		$ 10,854,000	$ 8,354,000
Building and leasehold improvements		28,576,000	18,507,000
Furniture, fixtures and equipment		10,073,000	7,043,000
Construction in progress		1,495,000	2,789,000
Total, gross		50,998,000	36,693,000
Accumulated depreciation		(7,998,000)	(6,157,000)
Total, net	$ 52,202,992	$ 43,000,249	$ 30,535,594